| 1
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
INVESTMENT GRADE CLO ETF
August 31, 2026
A
A
A SHARES VALUE
MONEY MARKET FUNDS - 4 .9%
(a)
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.59%
(b)
798,768 $ 798,768
Total Money Market Funds
(Cost $798,768) 798,768
FACE
AMOUNT
ASSET-BACKED SECURITIES - 99 .9%
COLLATERALIZED LOAN OBLIGATIONS - 99 .9%
Cerberus Loan Funding 54, LP
2026-1A A, 5.31% (3 Month
Term SOFR + 1.57%,
Rate Floor: 1.57%) due
10/15/38
◊,(c)
$ 500,000 500,000
2026-1A B, 5.64% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
10/15/38
◊,(c)
250,000 250,000
2026-1A C1, 5.94% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/15/38
◊,(c)
100,000 100,000
BDS LLC
2025-FL15 C, 5.80% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
03/19/43
◊,(c)
250,000 250,177
2024-FL13 C, 6.24% (1 Month
Term SOFR + 2.59%,
Rate Floor: 2.59%) due
09/19/39
◊,(c)
200,000 201,049
2026-FL18 B, 5.35% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
02/19/44
◊,(c)
150,000 150,195
2026-FL18 C, 5.55% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
02/19/44
◊,(c)
100,000 100,129
FCR Issuer LLC
2026-FL1 B, 5.74% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
08/19/43
◊,(c)
250,000 250,000
2026-FL1 A, 5.24% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
08/19/43
◊,(c)
250,000 250,000
FS Rialto Issuer LLC
2025-FL10 B, 5.49% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
08/19/42
◊,(c)
250,000 249,663
2024-FL9 A, 5.28% (1 Month
Term SOFR + 1.63%,
Rate Floor: 1.63%) due
10/19/39
◊,(c)
200,000 200,754
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 99.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 99.9% (continued)
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.25%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,(c)
$ 350,000 $ 350,873
Owl Rock CLO VIII LLC
2022-8A BR, 5.68% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
04/24/37
◊,(c)
350,000 350,523
Cerberus Loan Funding XLVI,
LP
2024-2A A, 5.60% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
07/15/36
◊,(c)
350,000 350,436
Golub Capital Partners CLO
54M, LP
2021-54A A1R, 5.23% (3
Month Term SOFR +
1.47%, Rate Floor: 1.47%)
due 08/05/37
◊,(c)
350,000 350,435
Golub Capital Partners CLO
31M Ltd.
2016-31A A1RR, 5.36%
(3 Month Term SOFR +
1.60%, Rate Floor: 1.60%)
due 11/05/37
◊,(c)
350,000 350,155
RR 38 Ltd.
2025-38A A1A, 4.90% (3
Month Term SOFR +
1.15%, Rate Floor: 1.15%)
due 04/15/40
◊,(c)
350,000 349,681
BCRED CLO LLC
2025-1A A, 5.11% (3 Month
Term SOFR + 1.38%,
Rate Floor: 1.38%) due
04/20/37
◊,(c)
350,000 349,563
VMC Finance LLC
2026-FL6 B, 5.80% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
11/19/43
◊,(c)
300,000 301,057
Greystone CRE Notes LLC
2025-FL4 A, 5.12% (1 Month
Term SOFR + 1.48%,
Rate Floor: 1.48%) due
01/15/43
◊,(c)
300,000 300,664
Owl Rock CLO XXII LLC
2025-22A A, 5.20% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,(c)
300,000 300,030
Regatta XVIII Funding Ltd.
2021-1A A1R, 4.91% (3
Month Term SOFR +
1.16%, Rate Floor: 1.16%)
due 04/15/38
◊,(c)
300,000 299,848

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVESTMENT GRADE CLO ETF
August 31, 2026
2 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 99.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 99.9% (continued)
Dryden 123 CLO Ltd.
2025-123A A1, 4.90% (3
Month Term SOFR +
1.15%, Rate Floor: 1.15%)
due 04/15/38
◊,(c)
$ 300,000 $ 299,735
BXMT Ltd.
2026-FL6 A, 5.10% (1 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
08/19/43
◊,(c)
300,000 299,362
Golub Capital Partners CLO
46M Ltd.
2019-46A A1R, 5.54% (3
Month Term SOFR +
1.81%, Rate Floor: 1.81%)
due 04/20/37
◊,(c)
250,000 251,240
Silver Point CLO 1 Ltd.
2022-1A CR, 5.63% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
01/20/38
◊,(c)
250,000 251,201
Morgan Stanley Eaton Vance
CLO Ltd.
2023-19A BR, 5.50% (3
Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 07/15/38
◊,(c)
250,000 251,005
Wildwood Park CLO Ltd.
2024-1A B1, 5.43% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
10/20/37
◊,(c)
250,000 250,994
Cedar Funding II CLO Ltd.
2013-1A BR3, 5.48% (3
Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 07/22/38
◊,(c)
250,000 250,981
STWD LLC
2025-FL4 A, 5.10% (1 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
11/19/42
◊,(c)
250,000 250,923
INCREF LLC
2026-FL3 AS, 5.30% (1 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
01/19/44
◊,(c)
250,000 250,643
AREIT
2025-CRE11 A, 5.19% (1
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 07/25/43
◊,(c)
250,000 250,642
PFP Ltd.
2026-14 B, 5.44% (1 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
12/18/43
◊,(c)
250,000 250,639
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 99.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 99.9% (continued)
AGL CLO 11 Ltd.
2021-11A CR, 5.70% (3
Month Term SOFR +
1.95%, Rate Floor: 1.95%)
due 10/15/38
◊,(c)
$ 250,000 $ 250,624
Sculptor CLO XXVI Ltd.
26A BR, 5.58% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/38
◊,(c)
250,000 250,624
KKR Financial CLO Ltd.
2013-1A A1R3, 5.00% (3
Month Term SOFR +
1.25%, Rate Floor: 1.25%)
due 10/15/38
◊,(c)
250,000 250,512
Arbor Realty Commercial Real
Estate Notes LLC
2026-FL2 A, 5.15% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
04/20/44
◊,(c)
250,000 250,391
Buckhorn Park CLO Ltd.
2019-1A CRR, 5.58% (3
Month Term SOFR +
1.85%, Rate Floor: 1.85%)
due 07/18/34
◊,(c)
250,000 250,388
Pikes Peak CLO 15 Ltd.
2023-15A AR, 4.95% (3
Month Term SOFR +
1.22%, Rate Floor: 1.22%)
due 10/20/38
◊,(c)
250,000 250,327
BSPDF Issuer LLC
2026-FL5 AS, 5.30% (1 Month
Term SOFR + 1.50%,
Rate Floor: 1.50%) due
02/18/44
◊,(c)
250,000 250,309
Atrium XIV LLC
14A CR, 5.94% (3 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
10/16/37
◊,(c)
250,000 250,250
Venture 48 CLO Ltd.
2023-48A BR, 5.48% (3
Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 10/20/36
◊,(c)
250,000 250,187
BCRED MML CLO LLC
2022-1A A1, 5.38% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
04/20/35
◊,(c)
250,000 250,152
Barings CLO Ltd.
2024-1A A1R, 4.90% (3
Month Term SOFR +
1.17%, Rate Floor: 1.17%)
due 01/20/39
◊,(c)
250,000 250,148

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVESTMENT GRADE CLO ETF
August 31, 2026
| 3
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 99.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 99.9% (continued)
AGL CLO 10 Ltd.
2021-10A A1R2, 4.92%
(3 Month Term SOFR +
1.17%, Rate Floor: 1.17%)
due 04/15/39
◊,(c)
$ 250,000 $ 250,047
Carlyle US CLO Ltd.
2022-3A A1R2, 4.89% (3
Month Term SOFR +
1.16%, Rate Floor: 1.16%)
due 04/20/39
◊,(c)
250,000 250,006
Sixth Street CLO XIV Ltd.
2019-14A A1R2, 4.88%
(3 Month Term SOFR +
1.15%, Rate Floor: 1.15%)
due 01/20/38
◊,(c)
250,000 249,974
Madison Park Funding XXXVI
Ltd.
2019-36A B1RR, 5.30%
(3 Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 04/15/35
◊,(c)
250,000 249,875
Neuberger Berman CLO XX Ltd.
2015-20A A1R3, 4.90%
(3 Month Term SOFR +
1.15%, Rate Floor: 1.15%)
due 04/15/39
◊,(c)
250,000 249,750
Oak Hill Credit Partners X-R
Ltd.
2014-10RA AR2, 4.86%
(3 Month Term SOFR +
1.13%, Rate Floor: 1.13%)
due 04/20/38
◊,(c)
250,000 249,750
OCP CLO Ltd.
2025-40A A, 4.93% (3 Month
Term SOFR + 1.14%,
Rate Floor: 1.14%) due
04/16/38
◊,(c)
250,000 249,719
Madison Park Funding LXXI Ltd.
2025-71A A1, 4.89% (3 Month
Term SOFR + 1.14%,
Rate Floor: 1.14%) due
04/23/38
◊,(c)
250,000 249,709
TCW CLO Ltd.
2022-1A CR, 5.71% (3 Month
Term SOFR + 1.98%,
Rate Floor: 1.98%) due
01/20/38
◊,(c)
250,000 249,625
Cedar Funding VI CLO Ltd.
2016-6A CR3, 5.53% (3
Month Term SOFR +
1.80%, Rate Floor: 1.80%)
due 04/20/34
◊,(c)
250,000 249,499
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 99.9% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 99.9% (continued)
Boyce Park CLO Ltd.
2022-1A CR, 5.48% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
04/21/35
◊,(c)
$ 250,000 $ 249,498
Sculptor CLO XXVII Ltd.
27A CRR, 5.48% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
04/20/37
◊,(c)
250,000 249,251
ABPCI Direct Lending Fund
CLO II LLC
2017-1A CRR, 6.13% (3
Month Term SOFR +
2.40%, Rate Floor: 2.40%)
due 07/20/37
◊,(c)
250,000 249,036
Ballyrock CLO 14 Ltd.
2020-14A C1R, 6.73% (3
Month Term SOFR +
3.00%, Rate Floor: 3.00%)
due 07/20/37
◊,(c)
200,000 201,415
Brsp Ltd.
2026-FL3 C, 5.75% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
08/19/43
◊,(c)
200,000 200,873
Ares Direct Lending CLO 6 LLC
2025-2A A1, 5.24% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,(c)
200,000 200,249
JCP Direct Lending CLO LLC
2023-1A A1R, 5.38% (3
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 07/20/37
◊,(c)
200,000 200,109
CarVal CLO VI-C Ltd.
2022-1A A1R, 5.00% (3
Month Term SOFR +
1.27%, Rate Floor: 1.27%)
due 03/21/38
◊,(c)
190,000 190,347
CIFC Funding Ltd.
2015-4A ER3, 8.50% (3
Month Term SOFR +
4.75%, Rate Floor: 4.75%)
due 01/18/39
◊,(c)
150,000 148,125
Battalion CLO XVI Ltd.
2019-16A D1R2, 7.13%
(3 Month Term SOFR +
3.40%, Rate Floor: 3.40%)
due 01/20/38
◊,(c)
100,000 98,006
Total Collateralized Loan Obligations 16,251,372
Total Asset-Backed Securities
(Cost $16,261,325) 16,251,372
Total Investments - 104.8%
(Cost $17,060,093) $ 17,050,140
Other Assets & Liabilities, net - (4.8)% (782,124)
Total Net Assets - 100.0% $ 16,268,016

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
INVESTMENT GRADE CLO ETF
August 31, 2026
4 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
◊
Variable rate security. Rate indicated is the rate effective at August 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of August 31, 2026.
(c)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $16,251,372 (cost $16,261,325), or 99.9% of total net assets.
LLC — Limited Liability Company
SOFR — Secured Overnight Financing Rate
–
The following table summarizes the inputs used to value the Fund’s investments at August 31, 2026 (See Note 2 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 798,768 $ — $ — $ 798,768
Asset-Backed Securities — 16,251,372 — 16,251,372
Total Assets $ 798,768 $ 16,251,372 $ — $ 17,050,140
– – – –

| 5
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
ENHANCED EQUITY INCOME ETF
August 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 97 .1%
FINANCIAL - 39 .8%
CME Group, Inc.
2,294 $ 654,937
BXP, Inc. REIT
9,238 628,092
Everest Group Ltd.
1,674 627,164
American International Group,
Inc.
8,184 624,930
Healthpeak Properties, Inc.
REIT
29,946 623,476
Progressive Corp.
2,852 621,964
Cincinnati Financial Corp.
3,658 621,494
Globe Life, Inc.
3,596 620,921
Franklin Resources, Inc.
18,166 620,369
UDR, Inc. REIT
16,678 616,252
Arch Capital Group Ltd.*
6,262 614,114
T. Rowe Price Group, Inc.
5,518 614,043
Essex Property Trust, Inc.
REIT
2,170 614,023
Hartford Insurance Group,
Inc.
4,464 613,264
Travelers Companies, Inc.
1,674 612,567
Federal Realty Investment
Trust REIT
5,270 611,478
Aflac, Inc.
5,270 610,530
Camden Property Trust REIT
5,766 610,043
Chubb Ltd.
1,798 608,803
Allstate Corp.
2,356 607,377
Regency Centers Corp. REIT
8,122 607,282
Mid-America Apartment
Communities, Inc. REIT
4,712 607,141
U.S. Bancorp
9,858 607,056
KeyCorp
28,086 606,939
Kimco Realty Corp. REIT
25,544 605,648
VICI Properties, Inc. — Class
A REIT
23,560 604,314
Realty Income Corp. REIT
9,858 604,098
Regions Financial Corp.
20,212 603,935
Truist Financial Corp.
12,152 602,496
Invitation Homes, Inc. REIT
20,646 601,624
Huntington Bancshares, Inc.
35,960 599,993
W R Berkley Corp.
8,804 594,798
M&T Bank Corp.
2,542 594,676
PNC Financial Services
Group, Inc.
2,480 594,282
Synchrony Financial
7,688 592,591
Simon Property Group, Inc.
REIT
2,790 592,373
Prudential Financial, Inc.
5,022 590,587
Public Storage REIT
1,922 590,035
Extra Space Storage, Inc.
REIT
4,154 586,129
Host Hotels & Resorts, Inc.
REIT
26,660 584,654
Total Financial 24,346,492
UTILITIES - 20 .3%
Consolidated Edison, Inc.
5,704 610,442
DTE Energy Co.
4,464 605,452
Pinnacle West Capital Corp.
6,200 605,368
Eversource Energy
8,618 604,467
FirstEnergy Corp.
13,144 602,784
Duke Energy Corp.
5,022 602,188
Public Service Enterprise
Group, Inc.
8,184 600,133
A
A
A SHARES VALUE
COMMON STOCKS - 97.1% (continued)
UTILITIES - 20.3% (continued)
American Electric Power
Company, Inc.
4,898 $ 599,662
WEC Energy Group, Inc.
5,642 599,011
Alliant Energy Corp.
8,804 598,496
Ameren Corp.
5,642 598,108
Evergy, Inc.
7,378 597,766
Atmos Energy Corp.
3,596 597,403
PPL Corp.
17,484 596,729
Exelon Corp.
13,640 596,341
CMS Energy Corp.
8,742 594,981
NextEra Energy, Inc.
7,192 592,189
Xcel Energy, Inc.
7,812 591,290
Southern Co.
6,696 589,248
Sempra
7,192 587,586
Edison International
8,494 458,506
Total Utilities 12,428,150
CONSUMER, NON-CYCLICAL - 16 .5%
J M Smucker Co.
5,084 666,817
Altria Group, Inc.
9,424 645,355
Pfizer, Inc.
22,072 628,169
Viatris, Inc.
38,006 627,479
Procter & Gamble Co.
4,278 620,823
Kraft Heinz Co.
24,180 620,701
CVS Health Corp.
6,572 617,177
Gilead Sciences, Inc.
4,216 616,969
Cigna Group
2,232 616,211
Philip Morris International, Inc.
3,286 615,468
Centene Corp.*
9,548 614,318
PepsiCo, Inc.
4,340 609,076
Medtronic plc
6,634 601,372
Tyson Foods, Inc. — Class A
10,540 581,176
Hershey Co.
3,286 579,026
Hormel Foods Corp.
25,296 552,718
Mondelez International,
Inc. — Class A
4,464 277,080
Total Consumer, Non-cyclical 10,089,935
CONSUMER, CYCLICAL - 4 .8%
Hasbro, Inc.
6,634 624,259
Ford Motor Co.
43,834 611,046
Las Vegas Sands Corp.
13,206 578,555
TKO Group Holdings,
Inc. — Class A
3,100 566,091
Best Buy Co, Inc.
6,944 556,562
Total Consumer, Cyclical 2,936,513
ENERGY - 4 .1%
Marathon Petroleum Corp.
1,736 648,083
Expand Energy Corp.
6,448 632,936
Chevron Corp.
2,976 613,473
APA Corp.
14,074 607,293
Total Energy 2,501,785
INDUSTRIAL - 4 .0%
United Parcel Service,
Inc. — Class B
6,014 626,839
Stanley Black & Decker, Inc.
6,262 603,469
Amcor plc
13,082 600,333
Honeywell International, Inc.
2,790 595,749
Total Industrial 2,426,390

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
ENHANCED EQUITY INCOME ETF
August 31, 2026
6 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A SHARES VALUE
COMMON STOCKS - 97.1% (continued)
TECHNOLOGY - 3 .1%
QUALCOMM, Inc.
3,844 $ 655,325
HP, Inc.
20,398 612,348
International Business
Machines Corp.
2,604 608,998
Total Technology 1,876,671
BASIC MATERIALS - 2 .5%
LyondellBasell Industries
N.V. — Class A
9,300 605,244
Dow, Inc.
19,468 594,163
CF Industries Holdings, Inc.
2,728 354,722
Total Basic Materials 1,554,129
COMMUNICATIONS - 2 .0%
Verizon Communications, Inc.
12,648 632,653
Omnicom Group, Inc.
7,068 618,662
Total Communications 1,251,315
Total Common Stocks
(Cost $60,427,668) 59,411,380
MONEY MARKET FUNDS - 3 .4%
(a)
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.59%
(b)
2,016,297 2,016,297
BNY Dreyfus Treasury
Obligations Cash
Management Fund —
Institutional Shares,
3.55%
(b)
40,038 40,038
Total Money Market Funds
(Cost $2,056,335) 2,056,335
Total Investments - 100.5%
(Cost $62,484,003) $ 61,467,715
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS WRITTEN - ( 0 .6 ) %
Call Options on :
Equity Options
S&P 500 Mini Index Expiring
September 2026 with strike
price of $771.00 (Notional
Value $6,072,019) 79 (5,767)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS WRITTEN - (0.6)% (continued)
Call Options on: (continued)
Equity Options (continued)
S&P 500 Mini Index Expiring
September 2026 with strike
price of $771.00 (Notional
Value $6,072,019) 79 $ (10,468)
S&P 500 Mini Index Expiring
September 2026 with strike
price of $772.00 (Notional
Value $5,995,158) 78 (34,320)
S&P 500 Mini Index Expiring
September 2026 with strike
price of $768.00 (Notional
Value $6,072,019) 79 (34,800)
S&P 500 Mini Index Expiring
September 2026 with strike
price of $771.00 (Notional
Value $5,918,297) 77 (41,541)
S&P 500 Mini Index Expiring
September 2026 with strike
price of $769.00 (Notional
Value $5,995,158) 78 (41,691)
S&P 500 Mini Index Expiring
September 2026 with strike
price of $765.00 (Notional
Value $6,072,019) 79 (44,912)
S&P 500 Mini Index Expiring
September 2026 with strike
price of $767.00 (Notional
Value $6,072,019) 79 (48,703)
S&P 500 Mini Index Expiring
September 2026 with strike
price of $766.00 (Notional
Value $6,072,019) 79 (50,718)
S&P 500 Mini Index Expiring
September 2026 with strike
price of $768.00 (Notional
Value $5,918,297) 77 (59,213)
Total Listed Options Written
(Premium received $495,018) (372,133)
Other Assets & Liabilities, net - 0.1% 73,704
Total Net Assets - 100.0% $ 61,169,286
*
Non-income producing security.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of August 31, 2026.
plc — Public Limited Company
REIT — Real Estate Investment Trust
–

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
ENHANCED EQUITY INCOME ETF
August 31, 2026
| 7
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
The following table summarizes the inputs used to value the Fund’s investments at August 31, 2026 (See Note 2 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 59,411,380 $ — $ — $ 59,411,380
Money Market Funds 2,056,335 — — 2,056,335
Total Assets $ 61,467,715 $ — $ — $ 61,467,715
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 372,133 $ — $ — $ 372,133

8 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
SECURITIZED INCOME ETF
August 31, 2026
A
A
A SHARES VALUE
MONEY MARKET FUNDS - 1 .9%
(a)
BNY Dreyfus Treasury
Securities Cash
Management Fund —
Institutional Shares,
3.59%
(b)
1,269,956 $ 1,269,956
Total Money Market Funds
(Cost $1,269,956) 1,269,956
FACE
AMOUNT
ASSET-BACKED SECURITIES - 55 .1%
COLLATERALIZED LOAN OBLIGATIONS - 24 .2%
PFP Ltd.
2026-14 C, 5.59% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
12/18/43
◊,(c)
$ 1,000,000 999,570
2026-13 C, 5.64% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
08/18/43
◊,(c)
500,000 500,586
BSPDF Issuer LLC
2026-FL4 C, 5.69% (1 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
11/18/43
◊,(c)
1,000,000 999,084
2026-FL3 C, 5.74% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
09/18/43
◊,(c)
100,000 99,664
Madison Park Funding LXIX Ltd.
2024-69A BR, 5.36% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 07/25/37
◊,(c)
1,000,000 1,003,440
Owl Rock CLO VIII LLC
2022-8A BR, 5.68% (3 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
04/24/37
◊,(c)
1,000,000 1,001,496
Cerberus Loan Funding XL LLC
2023-1A AR, 5.35% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
03/22/35
◊,(c)
500,000 499,632
2023-1A CR, 6.40% (3 Month
Term SOFR + 2.65%,
Rate Floor: 2.65%) due
03/22/35
◊,(c)
500,000 496,993
BXMT Ltd.
2020-FL2 AS, 5.15% (1 Month
Term SOFR + 1.26%,
Rate Floor: 1.51%) due
02/15/38
◊,(c)
775,147 773,918
2026-FL6 B, 5.60% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/43
◊,(c)
130,000 129,564
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 55.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
Owl Rock CLO XI LLC
2023-11A AR, 5.12% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
04/20/39
◊,(c)
$ 500,000 $ 500,023
2023-11A BR, 5.67% (3
Month Term SOFR +
2.00%, Rate Floor: 2.00%)
due 04/20/39
◊,(c)
250,000 249,831
Acrec LLC
2026-FL4 C, 5.64% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/18/43
◊,(c)
500,000 497,585
2026-FL5 C, 5.60% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/18/43
◊,(c)
250,000 249,891
Cerberus Loan Funding 54, LP
2026-1A C1, 5.94% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/15/38
◊,(c)
700,000 700,000
Cerberus Loan Funding XXXII,
LP
2021-2A A, 5.63% (3 Month
Term SOFR + 1.88%,
Rate Floor: 1.88%) due
04/22/33
◊,(c)
675,858 676,834
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.59% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,(c)
526,190 526,914
D2 Multifamily Credit Issuer Ltd.
2026-FL1 C, 5.85% (1 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
11/19/43
◊,(c)
500,000 502,450
Golub Capital Partners CLO
49M Ltd.
2020-49A A1R2, 5.25%
(3 Month Term SOFR +
1.52%, Rate Floor: 1.52%)
due 07/20/38
◊,(c)
500,000 501,247
HPS Private Credit CLO LLC
2024-2A D1R, 7.51% (3
Month Term SOFR +
3.85%, Rate Floor: 3.85%)
due 08/15/39
◊,(c)
500,000 501,001
Golub Capital Partners CLO
16M-R3
2013-16A A1R3, 5.39%
(3 Month Term SOFR +
1.63%, Rate Floor: 1.63%)
due 08/09/39
◊,(c)
500,000 500,255
ACRES Commercial Realty
Issuer LLC
2026-FL4 C, 5.89% (1 Month
Term SOFR + 2.25%,
Rate Floor: 2.25%) due
08/18/44
◊,(c)
500,000 498,829

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
| 9
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 55.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
Cerberus Loan Funding XLIV
LLC
2023-5A CR, 6.25% (3 Month
Term SOFR + 2.50%,
Rate Floor: 2.50%) due
01/15/36
◊,(c)
$ 500,000 $ 498,003
Carlyle US CLO Ltd.
2019-4A ER2, 9.65% (3
Month Term SOFR +
5.90%, Rate Floor: 5.90%)
due 06/22/39
◊,(c)
500,000 483,428
VMC Finance LLC
2026-FL6 B, 5.80% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
11/19/43
◊,(c)
300,000 301,056
STWD LLC
2025-FL4 AS, 5.35% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/19/42
◊,(c)
300,000 300,504
Madison Park Funding LVIII Ltd.
2024-58A DR, 7.21% (3
Month Term SOFR +
3.40%, Rate Floor: 3.40%)
due 04/25/37
◊,(c)
250,000 250,537
GS REFT Issuer Ltd.
2026-FL1 C, 5.80% (1 Month
Term SOFR + 2.15%,
Rate Floor: 2.15%) due
10/19/43
◊,(c)
250,000 250,199
Ares Direct Lending CLO 9, LP
2026-1A C, 5.81% (3 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
10/20/34
◊,(c)
250,000 250,000
Hlend CLO LLC
2025-3A A, 5.13% (3 Month
Term SOFR + 1.40%,
Rate Floor: 1.40%) due
01/20/37
◊,(c)
250,000 249,982
AREIT Ltd.
2025-CRE11 AS, 5.39%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 07/25/43
◊,(c)
250,000 249,811
RR 24 Ltd.
2022-24A DR2, 9.25% (3
Month Term SOFR +
5.50%, Rate Floor: 5.50%)
due 01/15/37
◊,(c)
250,000 249,482
FS Rialto Issuer LLC
2026-FL11 C, 5.70% (1 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
01/19/44
◊,(c)
250,000 249,412
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 55.1% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 24.2% (continued)
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.71% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,(c)
$ 219,547 $ 219,973
Eldridge CLO Ltd.
2025-2A C, 5.58% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/39
◊,(c)
150,000 150,699
Brsp Ltd.
2026-FL3 C, 5.75% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
08/19/43
◊,(c)
150,000 150,655
LRECS LLC
2025-CRE1 AS, 5.40%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,(c)
100,000 99,999
Acore Issuer LLC
2026-FL1 C, 5.75% (1 Month
Term SOFR + 2.10%,
Rate Floor: 2.10%) due
08/20/43
◊,(c)
100,000 99,777
Total Collateralized Loan Obligations 16,462,324
TRANSPORT-AIRCRAFT - 9 .7%
Slam Ltd.
2026-1A, 5.55% due
07/15/51
(c)
987,775 975,676
2021-1A, 2.43% due
06/15/46
(c)
268,560 255,557
Castlelake Aircraft Structured
Trust
2026-2A, 5.33% due
04/15/51
(c)
964,142 949,313
2026-1A, 5.07% due
03/15/51
(c)
241,325 235,938
Eclipse Aircraft LLC
2026-1, 5.63% due 05/15/51
(c)
978,733 971,255
ALTDE Trust
2026-1A, 5.52% due
04/15/51
(c)
967,355 950,116
MAPS Trust
2026-2A, 5.52% due
06/15/51
(c)
247,024 244,496
2026-1A, 5.20% due
01/15/51
(c)
239,393 233,862
Lunar Structured Aircraft
Portfolio Notes
2021-1, 3.43% due 10/15/46
(c)
155,889 148,772
2021-1, 2.64% due 10/15/46
(c)
152,576 145,303
MC Aviation Ltd.
5.82% due 07/15/51
(c)
248,698 246,217
Phantom Aviation
2026-1A, 5.24% due
01/15/51
(c)
244,131 236,354

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
10 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 55.1% (continued)
TRANSPORT-AIRCRAFT - 9.7% (continued)
MAST Ltd.
2026-1A, 5.13% due
02/15/51
(c)
$ 241,071 $ 234,690
AASET Trust
2025-3A, 5.24% due
02/16/50
(c)
238,295 232,299
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49
(c)
214,286 211,149
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46
(c)
146,934 139,998
FTAI Aircraft Leasing Offshore
SPV, LP
5.64% due 03/27/31
†††
113,868 113,872
Castlelake Aircraft Securitization
Trust
2018-1, 4.13% due 06/15/43
(c)
64,352 63,900
Total Transport-Aircraft 6,588,767
INFRASTRUCTURE - 4 .5%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51
(c)
750,000 748,332
ALLO Issuer LLC
2026-1A, 6.05% due
06/20/56
(c)
500,000 499,647
2024-1A, 5.94% due
07/20/54
(c)
145,000 145,774
Kinetic ABS Issuer LLC
2026-2A, 5.83% due
06/25/58
(c)
400,000 396,659
2026-1A, 5.22% due
02/25/56
(c)
100,000 97,742
VB-S1 Issuer LLC
2026-1A, 6.84% due
03/15/56
(c)
250,000 249,044
2026-1A, 5.19% due
03/15/56
(c)
150,000 145,178
Switch ABS Issuer LLC
2026-1A, 5.61% due
03/27/56
(c)
250,000 247,019
Compass Datacenters Issuer
III LLC
2026-1A, 5.29% due
02/25/56
(c)
150,000 146,246
Consolidated Communications
LLC / Fidium Fiber Finance
Holdco LLC
2026-1A, 5.42% due
03/20/56
(c)
150,000 145,096
MetroNet Infrastructure Issuer
LLC
2026-1A, 5.27% due
04/20/56
(c)
125,000 123,703
Surf Internet
5.56% due 03/20/56
†††
100,000 96,802
Total Infrastructure 3,041,242
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 55.1% (continued)
NET LEASE - 4 .3%
Capital Automotive REIT
2024-2A, 5.25% due
05/15/54
(c)
$ 782,000 $ 773,980
2026-1A, 5.07% due
02/15/56
(c)
248,438 235,772
Oak Street Investment Grade
Net Lease Fund
2020-1A, 1.85% due
11/20/50
(c)
933,124 839,705
Store Master Funding I-VII XIV
XIX XX XXII XXIV XXXIV
XXXVII XXXVIII
2026-1A, 5.32% due
06/20/56
(c)
399,500 392,577
SVC ABS LLC
2026-1A, 5.80% due
03/20/56
(c)
249,740 239,727
CMFT Net Lease Master Issuer
LLC
2021-1, 2.57% due 07/20/51
(c)
191,541 163,997
CF Hippolyta Issuer LLC
2021-1A, 1.98% due
03/15/61
(c)
282,734 163,807
Store Master Funding I-VII
2018-1A, 4.29% due
10/20/48
(c)
90,034 89,079
Total Net Lease 2,898,644
FINANCIAL - 4 .0%
Project Onyx II RECAP
6.33% due 06/15/31
†††
1,000,000 1,000,440
Project Leopard
6.53% due 05/06/41
†††
1,000,000 992,024
Blackstone Strategic Cap
Holding II
5.90% due 12/31/33
†††
400,000 399,998
Pilatus Bank plc
6.31% due 03/31/40
†††
250,000 243,544
Ceamer Finance LLC
6.18% due 12/15/40
†††
98,823 98,265
Total Financial 2,734,271
TRANSPORT-CONTAINER - 3 .0%
Triton Container Finance IX LLC
2026-1A, 5.26% due
05/20/51
(c)
979,167 961,522
Triton Container Finance VIII
LLC
2021-1A, 1.86% due
03/20/46
(c)
539,583 495,407
Textainer Marine Containers
VII Ltd.
2021-1A, 1.68% due
02/20/46
(c)
168,000 157,985
2020-1A, 2.73% due
08/21/45
(c)
76,290 73,584
2021-3A, 1.94% due
08/20/46
(c)
60,000 53,440

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
| 11
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
ASSET-BACKED SECURITIES - 55.1% (continued)
TRANSPORT-CONTAINER - 3.0% (continued)
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
(c)
$ 281,650 $ 260,280
Total Transport-Container 2,002,218
WHOLE BUSINESS - 2 .0%
Planet Fitness Master Issuer
LLC
2024-1A, 6.24% due
06/05/54
(c)
736,875 749,562
Wingstop Funding LLC
2024-1A, 5.86% due
12/05/54
(c)
300,000 302,162
SERVPRO Master Issuer LLC
2025-1A, 5.53% due
10/25/55
(c)
148,875 143,508
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
(c)
99,500 95,587
Jersey Mike's Funding LLC
2026-1A, 5.48% due
02/15/56
(c)
74,250 72,231
Total Whole Business 1,363,050
COLLATERALIZED DEBT OBLIGATIONS - 2 .0%
Anchorage Credit Funding 4
Ltd.
2016-4A AR, 2.72% due
04/27/39
(c)
1,201,684 1,138,666
Project Indigo
5.86% due 03/31/32
†††
217,310 217,632
Total Collateralized Debt Obligations 1,356,298
AUTOMOTIVE - 0 .7%
Avis Budget Rental Car Funding
LLC
2026-4A, 5.48% due
12/20/32
(c)
500,000 494,476
SINGLE FAMILY RESIDENCE - 0 .6%
STAR Trust
2026-SFR7, 5.64% (1 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
05/17/43
◊,(c)
250,000 250,361
Progress Residential Trust
2025-SFR6, 4.00% due
12/17/42
(c)
150,000 139,344
Total Single Family Residence 389,705
UNSECURED CONSUMER LOANS - 0 .1%
GreenSky Home Improvement
Issuer Trust
2025-3A, 4.86% due
12/27/60
(c)
100,000 98,674
Total Asset-Backed Securities
(Cost $37,564,550) 37,429,669
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42 .6%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28 .5%
OBX Trust
2024-NQM5, 5.99% due
01/25/64
(c),(d)
$ 530,004 $ 530,484
2024-NQM6, 6.45% due
02/25/64
(c),(d)
306,421 307,459
2024-NQM8, 6.23% due
05/25/64
(c),(d)
293,321 294,137
2024-NQM7, 6.24% due
03/25/64
(c),(d)
283,028 283,696
2026-NQM4, 5.53% due
02/25/66
(c),(d)
233,234 230,636
2026-NQM5, 5.68% due
01/25/66
(c),(d)
183,882 182,795
2025-R1, 5.19% due
09/25/62
(c),(d)
90,902 89,087
FIGRE Trust
2026-HE1, 5.43% (WAC) due
01/25/56
◊,(c)
433,314 424,905
2026-FL2, 5.92% due
06/25/56
(c),(d)
240,716 239,639
2026-EXP1, 6.31% (WAC)
due 06/25/56
◊,(c)
236,657 234,982
2026-HE5, 5.96% (WAC) due
06/25/56
◊,(c)
138,946 137,938
2026-HE2, 5.55% (WAC) due
01/25/56
◊,(c)
132,824 130,329
2025-HE8, 5.46% (WAC) due
11/25/55
◊,(c)
122,632 120,421
PRPM LLC
2026-3, 5.96% due
04/25/31
(c),(d)
945,042 943,060
2026-1, 5.19% due 02/25/31
(c)
113,427 111,539
2026-2, 5.09% due
02/25/31
(c),(d)
84,932 83,492
CIM Trust
2026-R1, 4.75% due
12/25/65
(c),(d)
972,395 946,689
BRAVO Trust
2026-SR1, 6.33% due
03/29/46
(c)
934,634 931,643
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due
11/25/69
◊,(c)
550,000 514,050
2025-INV2, 5.46% due
10/25/60
(c),(d)
382,830 378,191
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
(c)
868,801 869,287
BRAVO Residential Funding
Trust
2025-NQM7, 5.81% due
07/25/65
(c),(d)
752,511 751,054
GCAT Trust
2023-NQM2, 5.84% due
11/25/67
(c),(d)
363,375 362,075
2024-NQM2, 6.09% due
06/25/59
(c),(d)
260,816 261,260
2023-NQM3, 6.89% due
08/25/68
(c),(d)
119,745 119,523

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
12 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.5%
(continued)
Angel Oak Mortgage Trust
2023-1, 4.75% due
09/26/67
(c),(d)
$ 203,734 $ 203,022
2024-4, 6.20% due
01/25/69
(c),(d)
181,765 182,077
2025-12, 5.04% due
12/25/70
(c),(d)
136,191 134,201
2022-1, 3.29% (WAC) due
12/25/66
◊,(c)
149,679 132,564
2025-12, 5.14% due
12/25/70
(c),(d)
90,794 89,413
Aspire Mortgage Trust
2026-3, 5.66% due
05/25/66
(c),(d)
485,485 482,250
2026-2, 5.73% due
04/26/66
(c),(d)
238,843 236,999
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due
07/25/61
(c)
283,707 283,764
2021-GS4, 5.65% due
11/25/60
(c)
214,325 214,446
2021-GS2, 5.75% due
04/25/61
(c)
99,353 99,396
Towd Point Mortgage Trust
2026-CES1, 5.32% due
01/25/66
(c),(d)
500,000 491,667
2018-2, 3.25% (WAC) due
03/25/58
◊,†††,(c)
23,571 23,401
Verus Securitization Trust
2026-3, 5.33% due
03/25/71
(c),(d)
238,859 235,943
2025-12, 5.37% due
12/25/70
(c),(d)
225,738 223,010
2021-3, 1.44% (WAC) due
06/25/66
◊,(c)
47,262 41,609
Vista Point Securitization Trust
2026-CES2, 5.58% due
05/25/56
(c),(d)
500,000 495,089
Saluda Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
(c),(d)
400,000 395,777
2025-RRTL1, 5.66% due
10/25/40
(c),(d)
100,000 98,873
RCKT Mortgage Trust
2026-CES4, 5.39% due
04/25/56
(c)
500,000 493,278
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC)
due 03/25/67
◊,(c)
500,055 467,559
HOMES Trust
2026-NQM1, 5.16% due
09/25/70
(c),(d)
429,462 422,118
Home Equity Loan Trust
2007-FRE1, 3.97% (1 Month
Term SOFR + 0.49%, Rate
Floor: 0.38%) due 04/25/37
◊
390,792 372,026
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.5%
(continued)
HarborView Mortgage Loan
Trust
2006-14, 4.06% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/47
◊
$ 386,070 $ 364,535
New Residential Mortgage Loan
Trust
2020-1A, 3.50% (WAC) due
10/25/59
◊,(c)
200,221 184,104
2018-2A, 3.50% (WAC) due
02/25/58
◊,(c)
182,438 173,420
CSMC Trust
2021-RPL4, 4.14% (WAC)
due 12/27/60
◊,(c)
262,563 261,345
2020-NQM1, 2.21% due
05/25/65
†††,(c)
98,785 94,057
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,(c)
376,363 350,938
NLT Trust
2026-NQM1, 7.06% (WAC)
due 02/25/71
◊,(c)
321,585 332,955
Cross Mortgage Trust
2026-NQM3, 5.48% due
03/25/71
(c),(d)
186,273 183,962
2026-NQM1, 5.16% due
02/25/61
(c),(d)
91,217 89,594
New York Mortgage Trust
2026-RR1, 6.88% due
09/28/65
(c),(d)
250,000 249,570
LHOME Mortgage Trust
2026-RTL1, 4.91% due
01/25/41
(c),(d)
250,000 247,581
Bear Stearns Asset-Backed
Securities I Trust
2006-HE9, 4.06% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 11/25/36
◊
247,980 245,335
SG Residential Mortgage Trust
2025-1, 5.35% due
12/25/65
(c),(d)
229,221 226,221
Structured Asset Securities
Corp. Mortgage Loan Trust
2007-BC4, 4.41% (1 Month
Term SOFR + 0.74%, Rate
Floor: 0.63%) due 11/25/37
◊
215,740 211,171
NovaStar Mortgage Funding
Trust
2007-2, 3.98% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 09/25/37
◊
182,501 179,836
Deephaven Residential
Mortgage Trust
2026-CES1, 5.68% due
03/25/61
(c),(d)
150,000 148,739
Soundview Home Loan Trust
2006-OPT5, 4.06% (1 Month
Term SOFR + 0.39%, Rate
Floor: 0.28%) due 07/25/36
◊
142,070 139,451

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
| 13
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.5%
(continued)
COLT Mortgage Loan Trust
2023-3, 7.18% due
09/25/68
(c),(d)
$ 105,212 $ 105,263
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
(c),(d)
100,000 99,186
ACHM Trust
2025-HE3, 5.45% (WAC) due
11/25/55
◊,(c)
86,545 84,580
Morgan Stanley Residential
Mortgage Loan Trust
2025-NQM9, 5.22% due
09/25/70
(c),(d)
83,552 82,140
GS Mortgage-Backed Securities
Trust
2020-NQM1, 1.38% (WAC)
due 09/27/60
◊,(c)
32,781 31,814
Starwood Mortgage Residential
Trust
2020-1, 2.28% (WAC) due
02/25/50
◊,†††,(c)
15,497 14,822
Total Residential Mortgage-Backed Securities 19,397,472
GOVERNMENT AGENCY - 11 .3%
Fannie Mae
5.50% due 08/01/56 2,500,000 2,476,121
5.50% due 07/01/56 2,009,287 1,990,095
6.50% due 04/25/49 95,342 95,608
Freddie Mac
3.00% due 09/01/52 3,674,612 3,137,104
Total Government Agency 7,698,928
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2 .4%
JP Morgan Chase Commercial
Mortgage Securities Trust
2021-NYAH, 5.54% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.54%) due
06/15/38
◊,(c)
350,000 294,958
EQT Trust
2026-IND1, 6.34% (1 Month
Term SOFR + 2.70%,
Rate Floor: 2.70%) due
07/15/41
◊,(c)
250,000 251,094
KELR Trust
2026-MF, 6.45% (1 Month
Term SOFR + 2.80%,
Rate Floor: 2.80%) due
08/15/43
◊,(c)
250,000 249,998
BXHPP Trust
2021-FILM, 4.85% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
08/15/36
◊,(c)
250,000 206,250
JC Commercial Mortgage Trust
2026-VYV, 6.87% (WAC) due
09/10/41
◊,(c)
175,000 174,982
A
A
A
FACE
AMOUNT VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.6% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
(continued)
RWC Commercial Mortgage
Trust
2026-1, 6.28% (WAC) due
07/25/41
◊,(c)
$ 150,000 $ 148,048
Benchmark Mortgage Trust
2019-B14, 0.88% (WAC) due
12/15/62
◊,δ
8,414,954 135,559
BX Trust
2025-VOLT, 5.34% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,(c)
100,000 99,750
Life Mortgage Trust
2021-BMR, 4.85% (1 Month
Term SOFR + 1.21%,
Rate Floor: 1.10%) due
03/15/38
◊,(c)
37,380 36,523
Bank of America Merrill Lynch
Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC)
due 02/15/50
◊,†††,δ
16,843,487 168
Total Commercial Mortgage-Backed Securities 1,597,330
MILITARY HOUSING - 0 .4%
GMAC Commercial Mortgage
Asset Corp.
2025-WPAFB, 7.15% due
08/10/36
†††,(c)
229,425 238,824
Total Collateralized Mortgage Obligations
(Cost $29,219,442) 28,932,554
CORPORATE BONDS - 0 .6%
COMMUNICATIONS - 0 .6%
Sopaipilla Investor LLC
7.53% due 11/30/48
(c)
225,000 230,490
HUT 8 DC LLC
6.19% due 11/15/42
(c)
140,000 135,967
RD Michigan Property Owner
I LLC
7.50% due 03/30/45
(c)
75,000 71,503
Total Communications 437,960
Total Corporate Bonds
(Cost $441,930) 437,960
U.S. TREASURY BILLS - 0 .2%
U.S. Treasury Bills
3.72% due 09/17/26
(e),(f)
150,000 149,757
Total U.S. Treasury Bills
(Cost $149,754) 149,757
REPURCHASE AGREEMENTS
(g)
- 0 .2%
Bank of America Securities, Inc.
issued 08/31/26 at 3.66% due
09/01/26 53,202 53,202
J.P. Morgan Securities LLC
issued 08/31/26 at 3.66% due
09/01/26 44,335 44,335

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
14 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT VALUE
REPURCHASE AGREEMENTS
(g)
- 0.2% (continued)
BNP Paribas issued 08/31/26 at
3.65% due 09/01/26 $ 39,902 $ 39,902
Bank of Montreal issued
08/31/26 at 3.63% due
09/01/26 23,054 23,054
Total Repurchase Agreements
(Cost $160,493) 160,493
Total Investments - 100.6%
(Cost $68,806,125) $ 68,380,389
Other Assets & Liabilities, net - (0.6)% (439,768)
Total Net Assets - 100.0% $ 67,940,621
◊
Variable rate security. Rate indicated is the rate effective at August 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
†††
Value determined based on Level 3 inputs — See Note 2 .
δ
Security is an interest-only strip.
(a)
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(b)
Rate indicated is the 7-day yield as of August 31, 2026.
(c)
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $54,290,597 (cost $54,529,003), or 79.9% of total net assets.
(d)
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2026. See table below for additional step information for each security.
(e)
Rate indicated is the effective yield at the time of purchase.
(f)
All or a portion of this security is pledged as swap collateral at August 31, 2026.
(g)
Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
–
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
¥
J.P. Morgan
Securities
LLC CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.91% Annually 06/17/31 $ 3,100,000 $ 40,397 $ — $ 40,397
J.P. Morgan
Securities
LLC CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.28% Annually 06/17/56 1,300,000 (59,417) — (59,417)
$ (19,020) $ — $ (19,020)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
| 15
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote or yield would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the
Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2026, the Fund did not have any securities transfer into Level 3 from Level 2 or transfer out of Level 3 into Level 2.
¥
Includes cumulative appreciation (depreciation).
CME — Chicago Mercantile Exchange
The following table summarizes the inputs used to value the Fund’s investments at August 31, 2026 (See Note 2 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Funds $ 1,269,956 $ — $ — $ 1,269,956
Asset-Backed Securities — 34,267,092 3,162,577 37,429,669
Collateralized Mortgage Obligations — 28,561,282 371,272 28,932,554
Corporate Bonds — 437,960 — 437,960
U.S. Treasury Bills — 149,757 — 149,757
Repurchase Agreements — 160,493 — 160,493
Interest Rate Swap Agreements
(a)
— 40,397 — 40,397
Total Assets $ 1,269,956 $ 63,616,981 $ 3,533,849 $ 68,420,786
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swap Agreements
(a)
$ — $ 59,417 $ — $ 59,417
(a)
Reported as unrealized appreciation/(depreciation) at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
August 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed Securities $ 1,770,555
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 1,392,022 Yield Analysis Yield 6.0%-7.1% 6.8%
Collateralized Mortgage
Obligations 238,824
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 132,448 Third Party Pricing Vendor Price — —
Total Assets $ 3,533,849
(a)
Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
16 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ — $ 3,206,186 $ (31,553) $ 35 $ (615)
Collateralized Mortgage Obligations — 415,722 (15,178) (405) 55
Total Assets $ — $ 3,621,908 $ (46,731) $ (370) $ (560)
Total change
in unrealized
appreciation
(depreciation)
included in
earnings Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at
August 31, 2026
Assets
Asset-Backed Securities $ (11,476) $ 3,162,577 $ (11,476)
Collateralized Mortgage Obligations (28,922) 371,272 (28,922)
Total Assets $ (40,398) $ 3,533,849 $ (40,398)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69 7.20% 03/01/28
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67 5.75% 01/01/27
Angel Oak Mortgage Trust 2025-12, 5.04% due 12/25/70 6.04% 11/01/29
Angel Oak Mortgage Trust 2025-12, 5.14% due 12/25/70 6.14% 11/01/29
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28
Aspire Mortgage Trust 2026-3, 5.66% due 05/25/66 6.66% 06/01/30
Aspire Mortgage Trust 2026-2, 5.73% due 04/26/66 6.73% 04/01/30
BRAVO Residential Funding Trust 2025-NQM7, 5.81% due 07/25/65 6.81% 07/01/29
CIM Trust 2026-R1, 4.75% due 12/25/65 7.75% 05/01/29
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68 8.18% 09/01/27
Cross Mortgage Trust 2026-NQM1, 5.16% due 02/25/61 6.16% 01/01/30
Cross Mortgage Trust 2026-NQM3, 5.48% due 03/25/71 6.48% 03/01/30
Deephaven Residential Mortgage Trust 2026-CES1, 5.68% due 03/25/61 6.68% 04/01/30
FIGRE Trust 2026-FL2, 5.92% due 06/25/56 6.92% 06/01/30
GCAT Trust 2023-NQM3, 6.89% due 08/25/68 7.89% 09/01/27
GCAT Trust 2023-NQM2, 5.84% due 11/25/67 6.84% 01/01/27
GCAT Trust 2024-NQM2, 6.09% due 06/25/59 7.36% 05/01/28
HOMES Trust 2026-NQM1, 5.16% due 09/25/70 6.16% 01/01/30
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41 6.08% 07/25/28
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9, 5.22% due 09/25/70 6.22% 11/01/29
New York Mortgage Trust 2026-RR1, 6.88% due 09/28/65 9.88% 07/01/29

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
| 17
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
NYMT Loan Trust 2025-INV2, 5.46% due 10/25/60 6.46% 09/01/29
OBX Trust 2024-NQM6, 6.45% due 02/25/64 7.45% 04/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64 6.99% 03/01/28
OBX Trust 2026-NQM5, 5.68% due 01/25/66 6.68% 03/01/30
OBX Trust 2025-R1, 5.19% due 09/25/62 6.19% 11/01/29
OBX Trust 2026-NQM4, 5.53% due 02/25/66 6.53% 03/01/30
OBX Trust 2024-NQM7, 6.24% due 03/25/64 7.24% 04/01/28
OBX Trust 2024-NQM8, 6.23% due 05/25/64 7.23% 05/01/28
PRPM LLC 2026-2, 5.09% due 02/25/31 8.09% 02/01/29
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29
Saluda Grade Alternative Mortgage Trust 2025-RRTL1, 5.66% due 10/25/40 6.71% 03/01/28
Saluda Grade Alternative Mortgage Trust 2025-RRTL1, 5.32% due 10/25/40 6.32% 03/01/28
SG Residential Mortgage Trust 2025-1, 5.35% due 12/25/65 6.35% 12/01/29
Towd Point Mortgage Trust 2026-CES1, 5.32% due 01/25/66 6.38% 01/01/30
Verus Securitization Trust 2025-12, 5.37% due 12/25/70 6.37% 12/01/29
Verus Securitization Trust 2026-3, 5.33% due 03/25/71 6.33% 03/01/30
Vista Point Securitization Trust 2026-CES2, 5.58% due 05/25/56 6.58% 04/01/30
Repurchase Agreements
The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.
The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the
Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.
At August 31, 2026, the repurchase agreements in the account were as follows:
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
Bank of America Securities, Inc.
3.66% Due
09/01/26
$ 53,202 $ 53,207 U.S. Treasury Strip Coupon
0.00% Due 05/15/48 $ 175,634 $ 54,267
— — —
J.P. Morgan Securities LLC 3.66%
Due
09/01/26
44,335 44,340 U.S. Treasury Inflation-
Protected Security 1.13%
Due 10/15/30 45,300 45,279
— — —
BNP Paribas 3.65% Due
09/01/26
39,902 39,906 U.S. Treasury Strip Coupon
0.00% Due 02/15/36
- 11/15/39 7,836 4,919
U.S. Treasury Strip Principal
0.00% Due 11/15/42
- 02/15/45 95,600 35,785
39,902 103,436 40,704

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SECURITIZED INCOME ETF
August 31, 2026
18 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Counterparty and
Terms of Agreement Face Value
Repurchase
Price Collateral Par Value Fair Value
Bank of Montreal 3.63% Due
09/01/26
$ 23,054 $ 23,056 U.S. Treasury Bond 2.38%
Due 05/15/51 $ 39,200 $ 23,567
— — —

THE GUGGENHEIM FUNDS | 19
August 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange
Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-end investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each
Fund separately.
This report covers the following Funds:
Securitized Income ETF commenced operations on June 15, 2026. Investment Grade CLO ETF and Enhanced Equity
Income ETF each commenced operations on August 20, 2026. The Funds covered by this report are actively-managed exchange traded funds ("ETFs"). Unlike shares of traditional mutual funds, shares of these Funds are not individually redeemable and may only be purchased or redeemed directly from the Funds at net asset value ("NAV") in large increments called “Creation Units” through Authorized Participants. Shares of these Funds are listed and trade on the listing exchange, NYSE Arca, Inc., and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker-dealer. These transactions, which do not involve the Funds, are made at market prices that may vary throughout the day and differ from the Funds’ NAVs. As a result, individual investors may pay more than NAV (at a premium) when purchasing shares, and receive less than NAV (at a discount) when selling shares, in the secondary market.
For additional information on each Fund’s policies, please refer to each Fund's prospectus.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds'
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the “Adviser”) as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds' valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds' securities and/or other assets. The
Fund Name Diversification Status
Investment Grade CLO ETF Non-Diversified
Enhanced Equity Income ETF Non-Diversified
Securitized Income ETF Non-Diversified

20 | THE GUGGENHEIM FUNDS
August 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds' securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities.
In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-
traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE GUGGENHEIM FUNDS | 21
August 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.
Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
Investments for which market quotations are not readily available are fair valued as determined in good faith by the
Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s)
“fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices;
broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.
Note 2 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Funds' investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral,
Note 1 ‒ Organization and Significant Accounting Policies (continued)

22 | THE GUGGENHEIM FUNDS
August 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds' assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the
Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 3 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. The valuation of these instruments is described under Significant
Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing
Note 2 ‒ Fair Value Measurement (continued)

THE GUGGENHEIM FUNDS | 23
August 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-
cleared, but central clearing does not make interest rate swap transactions risk free.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the
U.S. dollar.
The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.
Note 3 ‒ Financial Instruments and Derivatives (continued)

24 | THE GUGGENHEIM FUNDS
August 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Note 4 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing
Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the
Funds.

THE GUGGENHEIM FUNDS | 25
OTHER INFORMATION (Unaudited)
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.